WARRANTS (Details 1) - $ / shares			12 Months Ended
	Jul. 13, 2023	Dec. 05, 2022	Dec. 31, 2024	Dec. 31, 2023	Oct. 31, 2023	Sep. 30, 2024
IfrsStatementLineItems [Line Items]
Exercise Price	$ 0.28	$ 0.25
Exercise Price 2 [Member]
IfrsStatementLineItems [Line Items]
Remaining Contractual Life (Years)				3 years 3 days	3 years 2 months 4 days
Warrants [member]
IfrsStatementLineItems [Line Items]
Exercise Price			$ 0.225	$ 0.290	$ 0.290
Warrants Outstanding				31,770,249	31,770,249	4,000,000
Remaining Contractual Life (Years)			3 years 9 months 3 days
Warrants [member] | Exercise Price 1 [Member]
IfrsStatementLineItems [Line Items]
Exercise Price			$ 0.225	$ 0.250	$ 0.250
Warrants Outstanding						4,000,000
Remaining Contractual Life (Years)			3 years 9 months 3 days	1 year 11 months 1 day	2 years 1 month 2 days
Expiry Date			Oct. 05, 2028	Dec. 02, 2025	Dec. 02, 2025
Warrants [member] | Exercise Price 2 [Member]
IfrsStatementLineItems [Line Items]
Exercise Price				$ 0.280	$ 0.280
Remaining Contractual Life (Years)				2 years 6 months 10 days	2 years 8 months 12 days
Expiry Date				Jul. 13, 2026	Jul. 13, 2026
Warrants [member] | Exercise Price 3 [Member]
IfrsStatementLineItems [Line Items]
Exercise Price				$ 0.280	$ 0.280
Remaining Contractual Life (Years)				2 years 7 months 17 days	2 years 9 months 18 days
Expiry Date				Aug. 17, 2026	Aug. 17, 2026
Warrants [member] | Exercise Price 4 [Member]
IfrsStatementLineItems [Line Items]
Exercise Price				$ 0.225	$ 0.225
Remaining Contractual Life (Years)				4 years 9 months 7 days	4 years 11 months 4 days
Expiry Date				Oct. 05, 2028	Oct. 05, 2028
Exercise Price 1 [Member]
IfrsStatementLineItems [Line Items]
Warrants Outstanding				6,716,499	6,716,499
Exercise Price 2 [Member]
IfrsStatementLineItems [Line Items]
Warrants Outstanding				13,737,500	13,737,500
Exercise Price 3 [Member]
IfrsStatementLineItems [Line Items]
Warrants Outstanding				2,816,250	2,816,250
Exercise Price 4 [Member]
IfrsStatementLineItems [Line Items]
Warrants Outstanding				8,500,000	8,500,000